Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes (Details) [Line Items]
Percentage of effective tax rate	(0.62%)	(0.76%)
Continuing and discontinued operations	$ 400,200,000	$ 358,700,000	$ 258,800,000
Change in valuation allowance	41,500,000	99,900,000
Uncertain tax positions	0	0
Interest accrued in relation to uncertain tax positions	0
Penalties accrued in relation to uncertain tax positions		$ 0
Domestic Tax Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards income tax	$ 1,697,000,000
U.S. federal income tax expire	2028
U.S. federal income tax expire	2037
Net operating loss remaining value	$ 1,528,500,000
Domestic Tax Jurisdiction [Member] | Expire from 2028 through 2037
Income Taxes (Details) [Line Items]
Net operating loss carryforwards income tax	$ 168,500,000
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
U.S. federal income tax expire	2034
U.S. federal income tax expire	2042
State and Local Jurisdiction [Member] | Tax period expire from 2034 through 2042 [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards income tax	$ 919,200